Stock-Based Compensation Expense - Summary Of Restricted Stock Option Activity (Parenthetical) (Detail)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award vesting period	4 years
2017 Amended Equity Incentive Plan [Member] | Restricted stock units [Member] | Bird Rides [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award vesting period		48 months